UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Laurie D. Neat

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Investment Company of America®

Investment portfolio

March 31, 2017

unaudited

Common stocks 90.31% Energy 8.46%	Shares	Value (000)
Apache Corp.	2,850,000	$146,461
BP PLC	26,309,433	150,823
Canadian Natural Resources, Ltd.	17,555,082	574,763
Chesapeake Energy Corp.1	20,000,000	118,800
Chevron Corp.	4,500,000	483,165
Concho Resources Inc.1	3,193,000	409,790
ConocoPhillips	11,182,699	557,681
Enbridge Inc.	1,937,272	81,055
Eni SpA	11,785,561	192,993
EOG Resources, Inc.	5,447,200	531,374
Exxon Mobil Corp.	5,082,835	416,843
Halliburton Co.	15,142,700	745,172
Kinder Morgan, Inc.	5,875,000	127,723
Noble Energy, Inc.	16,675,100	572,623
Plains GP Holdings, LP, Class A	7,357,931	230,009
Range Resources Corp.	3,396,143	98,828
Royal Dutch Shell PLC, Class A	1,933,851	50,784
Royal Dutch Shell PLC, Class A (ADR)	2,076,138	109,475
Royal Dutch Shell PLC, Class B	8,807,417	241,055
Schlumberger Ltd.	2,700,000	210,870
Southwestern Energy Co.1	5,335,927	43,595
Suncor Energy Inc.	18,286,746	561,453
TOTAL SA	9,637,311	487,478
		7,142,813
Materials 4.31%
Agrium Inc.	1,300,000	124,071
Barrick Gold Corp.	1,725,000	32,758
BHP Billiton PLC	8,507,000	131,525
Dow Chemical Co.	11,475,000	729,121
Freeport-McMoRan Inc.1	62,159,045	830,445
Glencore PLC	82,254,000	322,720
International Flavors & Fragrances Inc.	1,824,353	241,781
Monsanto Co.	978,000	110,710
Praxair, Inc.	3,753,300	445,141
Rio Tinto PLC	2,627,000	105,636
Vale SA, Class A, preferred nominative	13,576,300	122,337
Vale SA, Class A, preferred nominative (ADR)	45,452,530	408,164
Vale SA, ordinary nominative (ADR)	3,333,343	31,667
		3,636,076
Industrials 8.48%
Airbus SE, non-registered shares	1,450,000	110,338
BAE Systems PLC	11,347,000	91,342
Boeing Co.	3,400,000	601,324
C.H. Robinson Worldwide, Inc.	1,414,000	109,288
Caterpillar Inc.	567,000	52,595

The Investment Company of America — Page 1 of 9

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
CSX Corp.	13,008,000	$605,522
Cummins Inc.	1,391,000	210,319
General Dynamics Corp.	6,361,200	1,190,817
General Electric Co.	29,165,000	869,117
Illinois Tool Works Inc.	5,450,000	721,961
Johnson Controls International PLC	2,927,000	123,285
Lockheed Martin Corp.	1,250,000	334,500
Nielsen Holdings PLC	6,817,000	281,610
Union Pacific Corp.	13,466,568	1,426,379
United Technologies Corp.	3,871,852	434,461
		7,162,858
Consumer discretionary 11.43%
Amazon.com, Inc.1	2,055,600	1,822,372
Comcast Corp., Class A	10,493,034	394,433
General Motors Co.	10,620,173	375,529
Hasbro, Inc.	2,245,000	224,096
Home Depot, Inc.	6,620,000	972,015
Kering SA	397,000	102,682
Las Vegas Sands Corp.	20,178,200	1,151,570
Marriott International, Inc., Class A	2,236,700	210,652
McDonald’s Corp.	3,700,000	479,557
Netflix, Inc.1	2,052,800	303,424
NIKE, Inc., Class B	4,090,400	227,958
Omnicom Group Inc.	1,800,000	155,178
Priceline Group Inc.1	239,204	425,776
Time Warner Inc.	4,607,932	450,241
TJX Companies, Inc.	1,800,000	142,344
Toyota Motor Corp.	4,000,000	217,084
Twenty-First Century Fox, Inc., Class A	22,318,715	722,903
Viacom Inc., Class B	13,525,760	630,571
WPP PLC	4,300,000	94,389
Wyndham Worldwide Corp.	3,697,430	311,656
Yum China Holdings, Inc.1	2,154,000	58,589
YUM! Brands, Inc.	2,775,672	177,366
		9,650,385
Consumer staples 11.72%
Altria Group, Inc.	22,295,900	1,592,373
Avon Products, Inc.1,2	25,493,441	112,171
British American Tobacco PLC	4,794,400	318,366
Coca-Cola Co.	15,163,000	643,518
Conagra Brands, Inc.	6,357,100	256,445
Costco Wholesale Corp.	1,100,000	184,459
CVS Health Corp.	1,900,000	149,150
Imperial Brands PLC	10,518,375	509,611
Kellogg Co.	5,294,196	384,412
Kimberly-Clark Corp.	404,000	53,179
Kraft Heinz Co.	6,124,722	556,186
Kroger Co.	23,915,401	705,265
Lamb Weston Holdings, Inc.	3,940,013	165,717
Mead Johnson Nutrition Co.	2,065,279	183,975
Mondelez International, Inc.	9,875,000	425,415
Nestlé SA	4,753,971	364,741
PepsiCo, Inc.	4,420,000	494,421

The Investment Company of America — Page 2 of 9

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Philip Morris International Inc.	21,427,375	$2,419,151
Procter & Gamble Co.	1,500,000	134,775
Reynolds American Inc.	3,866,664	243,677
		9,897,007
Health care 13.40%
Abbott Laboratories	8,145,000	361,719
AbbVie Inc.	55,357,210	3,607,076
Amgen Inc.	13,034,657	2,138,596
Danaher Corp.	1,500,000	128,295
Express Scripts Holding Co.1	2,317,357	152,737
Gilead Sciences, Inc.	5,084,588	345,345
Humana Inc.	1,125,000	231,908
Illumina, Inc.1	1,422,900	242,804
Johnson & Johnson	600,000	74,730
McKesson Corp.	1,881,400	278,936
Medtronic PLC	10,025,000	807,614
Merck & Co., Inc.	2,800,000	177,912
Novartis AG	4,100,000	304,333
Perrigo Co. PLC	3,056,000	202,888
Stryker Corp.	6,303,765	829,891
Takeda Pharmaceutical Co. Ltd.	7,690,000	361,188
Thermo Fisher Scientific Inc.	782,000	120,115
UnitedHealth Group Inc.	5,795,997	950,601
		11,316,688
Financials 9.62%
AIA Group Ltd.	9,900,000	62,420
American International Group, Inc.	20,349,000	1,270,388
Bank of Montreal	2,343,478	175,041
Barclays PLC	74,544,411	210,236
BB&T Corp.	2,416,000	107,995
Berkshire Hathaway Inc., Class B1	5,050,000	841,734
BNP Paribas SA	4,756,289	316,770
Capital One Financial Corp.	2,100,000	181,986
Citigroup Inc.	9,672,000	578,579
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	256,000	116,503
HSBC Holdings PLC (ADR)	1,549,479	63,250
HSBC Holdings PLC (GBP denominated)	4,933,118	40,230
JPMorgan Chase & Co.	10,402,000	913,712
KeyCorp	6,157,000	109,471
M&T Bank Corp.	712,600	110,261
Marsh & McLennan Companies, Inc.	2,000,000	147,780
Metlife, Inc.	4,151,981	219,308
PNC Financial Services Group, Inc.	2,224,439	267,466
Progressive Corp.	6,800,000	266,424
Prudential Financial, Inc.	5,791,300	617,816
Prudential PLC	2,000,000	42,248
Société Générale	3,915,000	198,594
U.S. Bancorp	6,400,000	329,600
UBS Group AG	9,165,000	146,673
Wells Fargo & Co.	14,157,300	787,995
		8,122,480

The Investment Company of America — Page 3 of 9

unaudited

Common stocks Information technology 17.20%	Shares	Value (000)
Accenture PLC, Class A	9,595,000	$1,150,249
Alphabet Inc., Class A1	926,130	785,173
Alphabet Inc., Class C1	950,859	788,795
Amphenol Corp., Class A	935,000	66,544
Apple Inc.	9,739,561	1,399,185
ASML Holding NV	2,718,773	360,808
Broadcom Ltd.	5,624,704	1,231,585
Cisco Systems, Inc.	5,400,000	182,520
Intel Corp.	32,158,000	1,159,939
International Business Machines Corp.	1,100,000	191,554
Intuit Inc.	176,909	20,520
MasterCard Inc., Class A	1,000,000	112,470
Microsoft Corp.	12,447,100	819,766
Motorola Solutions, Inc.	858,430	74,014
Oracle Corp.	40,632,300	1,812,607
salesforce.com, inc.1	1,895,000	156,318
Samsung Electronics Co., Ltd.	642,029	1,182,670
Skyworks Solutions, Inc.	3,798,000	372,128
Symantec Corp.	201,024	6,167
Taiwan Semiconductor Manufacturing Co., Ltd.	14,400,000	89,696
Texas Instruments Inc.	18,210,773	1,467,060
Visa Inc., Class A	1,500,000	133,305
Western Union Co.2	35,700,000	726,495
Xilinx, Inc.	4,000,000	231,560
		14,521,128
Telecommunication services 3.34%
AT&T Inc.	12,432,734	516,580
BT Group PLC	23,075,000	91,994
CenturyLink, Inc.	8,840,505	208,371
SoftBank Group Corp.	1,017,000	71,819
Verizon Communications Inc.	37,141,795	1,810,662
Vodafone Group PLC	45,300,000	118,110
		2,817,536
Utilities 1.73%
Dominion Resources, Inc.	7,723,824	599,137
Duke Energy Corp.	1,590,000	130,396
Exelon Corp.	11,700,000	420,966
NextEra Energy, Inc.	300,000	38,511
Power Assets Holdings Ltd.	14,000,000	120,697
Sempra Energy	1,329,400	146,899
		1,456,606
Real estate 0.34%
American Tower Corp. REIT	1,000,000	121,540
Crown Castle International Corp. REIT	1,724,200	162,850
		284,390
Miscellaneous 0.28%
Other common stocks in initial period of acquisition		238,390
Total common stocks (cost: $48,927,021,000)		76,246,357

The Investment Company of America — Page 4 of 9

unaudited

Convertible stocks 0.15% Energy 0.15%	Shares	Value (000)
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	1,200,000	$59,856
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	3,450,000	68,241
Total convertible stocks (cost: $144,999,000)		128,097
Bonds, notes & other debt instruments 0.17% U.S. Treasury bonds & notes 0.17% U.S. Treasury 0.17%	Principal amount (000)
U.S. Treasury 0.875% 20173	$4,175	4,175
U.S. Treasury 1.625% 2026	149,700	140,455
Total bonds, notes & other debt instruments (cost: $154,691,000)		144,630
Short-term securities 8.97%
Apple Inc. 0.73%–0.88% due 4/6/2017–5/23/20174	308,100	307,908
Bank of New York Mellon Corp. 0.90%–0.97% due 4/11/2017–6/9/2017	153,000	152,800
CAFCO, LLC 0.98% due 5/22/20174	50,000	49,933
Chariot Funding, LLC 0.73%–0.75% due 4/10/2017–4/20/20174	89,400	89,369
Chevron Corp. 0.79%–0.88% due 4/5/2017–5/30/20174	259,300	259,024
Ciesco LLC 1.12% due 6/23/2017–6/28/20174	90,000	89,756
Cisco Systems, Inc. 0.80% due 4/19/20174	20,000	19,991
Citibank, N.A. 1.22% due 6/1/2017	75,000	75,040
Coca-Cola Co. 0.81%–0.89% due 5/16/2017–6/14/20174	190,000	189,718
Danaher Corp. 0.85%–0.87% due 4/11/2017–4/12/2017	107,100	107,071
Eli Lilly and Co. 0.71% due 4/12/20174	50,000	49,986
ExxonMobil Corp. 0.66%–0.82% due 4/3/2017–5/23/2017	320,900	320,706
Fannie Mae 0.78% due 7/24/2017	38,800	38,703
Federal Farm Credit Banks 0.60% due 6/6/2017	25,000	24,965
Federal Home Loan Bank 0.50%–0.79% due 4/3/2017–8/16/2017	3,295,550	3,292,608
Freddie Mac 0.50%–0.76% due 4/4/2017–6/19/2017	196,000	195,853
Home Depot Inc. 0.81% due 4/3/20174	4,600	4,600
Johnson & Johnson 0.84% due 5/23/20174	75,000	74,907
Jupiter Securitization Co., LLC 0.73%–1.13% due 4/11/2017–6/20/20174	59,500	59,440
Merck & Co. Inc. 0.80%–0.84% due 4/13/2017–5/9/20174	295,900	295,735
Microsoft Corp. 0.83%–0.86% due 4/11/2017–4/18/20174	121,246	121,205
National Rural Utilities Cooperative Finance Corp. 0.83%–0.85% due 4/5/2017–4/6/2017	63,000	62,991
PepsiCo Inc. 0.64%–0.82% due 4/6/2017–5/8/20174	210,700	210,603
Pfizer Inc. 0.86%–1.02% due 5/15/2017–7/17/20174	175,000	174,646
Qualcomm Inc. 0.80% due 4/20/20174	2,300	2,299
U.S. Treasury Bills 0.50%–0.82% due 4/20/2017–9/7/2017	675,000	673,592
United Parcel Service Inc. 0.63%–0.82% due 4/4/2017–5/18/20174	248,000	247,861
Wal-Mart Stores, Inc. 0.82% due 4/17/20174	75,000	74,972
Walt Disney Co. 0.80%–0.86% due 4/10/2017–5/19/20174	250,200	250,064
Wells Fargo Bank, N.A. 1.07% due 4/19/2017	50,000	50,006
Total short-term securities (cost: $7,566,998,000)		7,566,352
Total investment securities 99.60% (cost: $56,793,709,000)		84,085,436
Other assets less liabilities 0.40%		341,814
Net assets 100.00%		$84,427,250

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The Investment Company of America — Page 5 of 9

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD70,294	EUR66,546	Barclays Bank PLC	4/21/2017	$(764)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
Western Union Co.	35,700,000	—	—	35,700,000	$—	$(48,909)	$6,248	$726,495
Avon Products, Inc.1	25,493,441	—	—	25,493,441	—	(16,316)	—	112,171
Freeport-McMoRan Inc.1,5	71,019,145	—	8,860,100	62,159,045	(82,248)	112,964	—	—
					$(82,248)	$47,739	$6,248	$838,666

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	A portion of this security was pledged as collateral. The total value of pledged collateral was $869,000, which represented less than .01% of the net assets of the fund.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,572,017,000, which represented 3.05% of the net assets of the fund.
5	Unaffiliated issuer at 3/31/2017.

The Investment Company of America — Page 6 of 9

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $143,039,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The Investment Company of America — Page 7 of 9

unaudited

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2017 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$7,142,813	$—	$—	$7,142,813
Materials	3,636,076	—	—	3,636,076
Industrials	7,162,858	—	—	7,162,858
Consumer discretionary	9,650,385	—	—	9,650,385
Consumer staples	9,897,007	—	—	9,897,007
Health care	11,316,688	—	—	11,316,688
Financials	8,122,480	—	—	8,122,480
Information technology	14,521,128	—	—	14,521,128
Telecommunication services	2,817,536	—	—	2,817,536
Other	1,740,996	—	—	1,740,996
Miscellaneous	238,390	—	—	238,390
Convertible stocks	128,097	—	—	128,097
Bonds, notes & other debt instruments	—	144,630	—	144,630
Short-term securities	—	7,566,352	—	7,566,352
Total	$76,374,454	$7,710,982	$—	$84,085,436

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(764)	$—	$(764)

*	Securities with a value of $6,710,649,000, which represented 7.95% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

The Investment Company of America — Page 8 of 9

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$28,708,302
Gross unrealized depreciation on investment securities	(1,064,068)
Net unrealized appreciation on investment securities	27,644,234
Cost of investment securities	56,441,202

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-004-0517O-S54116	The Investment Company of America — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 26, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 26, 2017